CLASS A ORDINARY SHARES - Pre funded warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price Outstanding Per Share	$ 0.01
Issued		$ 0.01
Exercised		0.01
Weighted Average Exercise Price Outstanding Per Share	$ 0.01	$ 0.01
Weighted average remaining period, outstanding	4 years 11 months 15 days	5 years 5 months 15 days
Pre-funded warrants
Class of Warrant or Right [Line Items]
Warrants Outstanding	1,470,000
Issued		2,800,000
Exercised		(1,330,000)
Warrants Outstanding	1,470,000	1,470,000